Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Beginning balance		¥ 249,755
Other comprehensive income for the year		(55,236)	¥ (4,549)	¥ 25,750
Ending balance		206,216	249,755
Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		249,755	238,635	197,966
Other comprehensive income for the year		(55,152)	(4,608)	25,699
Appropriation to reserves		13,137	15,378	16,025
Other comprehensive income to retained earnings		(74)	45
Others		(1,450)	305	(1,055)
Ending balance		206,216	249,755	238,635
Share premium [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		53,905	53,905	53,905
Ending balance		53,905	53,905	53,905
Other reserves [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		1,098	793	1,848
Others		(1,450)	305	(1,055)
Ending balance		(352)	1,098	793
Unrealised gains/(losses) from available-for-sale securities [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		48,919	54,268	28,594
Other comprehensive income for the year		(51,627)	(5,349)	25,674
Ending balance		(2,708)	48,919	54,268
Other comprehensive income reclassifiable to profit or loss under the equity method [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		2,635	1,402	756
Other comprehensive income for the year		(3,002)	1,233	646
Ending balance		(367)	2,635	1,402
Statutory reserve fund [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[1]	50,621	45,525	40,516
Appropriation to reserves	[1]	3,932	5,096	5,009
Ending balance	[1]	54,553	50,621	45,525
Discretionary reserve fund [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[2]	45,511	40,502	34,645
Appropriation to reserves	[2]	5,096	5,009	5,857
Ending balance	[2]	50,607	45,511	40,502
General reserve [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[3]	48,320	43,047	37,888
Appropriation to reserves	[3]	4,109	5,273	5,159
Ending balance	[3]	52,429	48,320	43,047
Exchange differences on translating foreign operations [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		(1,377)	(989)	(24)
Other comprehensive income for the year		1,102	(388)	(965)
Ending balance		(275)	(1,377)	(989)
Other comprehensive income non-reclassifiable to profit or loss under the equity method [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		123	182	(162)
Other comprehensive income for the year		(1,625)	(104)	344
Other comprehensive income to retained earnings		(74)	45
Ending balance		¥ (1,576)	¥ 123	¥ 182

[1]	Pursuant to the relevant PRC laws, the Company appropriated 10% of its net profit under Chinese Accounting Standards (“CAS”) to statutory reserve which amounted to RMB3,932 million for the year ended 31 December 2022 (2021: RMB5,096 million, 2020: RMB5,009 million).
[2]	Approved at the Annual General Meeting in 29 June 2022, the Company appropriated RMB5,096million to the discretionary reserve fund for the year ended 31 December 2021 based on net profit under CAS (2021: RMB5,009 million, 2020: RMB5,857 million).
[3]	Pursuant to “Financial Standards of Financial Enterprises—Implementation Guide” issued by the Ministry of Finance of the PRC on 30 March 2007, for the year ended 31 December 2022, the Company appropriated 10% of net profit under CAS which amounted to RMB3,932 million to the general reserve for future uncertain catastrophes, which cannot be used for dividend distribution or conversion to share capital increment (2021: RMB5,096 million, 2020: RMB5,009 million). In addition, pursuant to the CAS, the Group appropriated RMB177 million to the general reserve of its subsidiaries attributable to the Company in the consolidated financial statements (2021: RMB177 million, 2020: RMB150 million).